Short-Bank Loans	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
SHORT-BANK LOANS

NOTE 12 — SHORT-BANK LOANS

Short-term bank loans consist of the following:

	Note	September 30, 2021	September 30, 2020
Short-term bank loans:
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Maturity date on March 31, 2021, interest rate 4.81% per annum	(1)	$-	$1,176,000
Maturity date on June 18, 2021, interest rate 4.81% per annum	(2)	-	1,470,000
Maturity date on June 15, 2022, interest rate 4.81% per annum	(3)	1,548,000	-
Maturity date on June 30, 2022, interest rate 4.5% per annum	(4)	1,548,000	-
Maturity date on March 17, 2022, interest rate 4.81% per annum	(5)	1,238,400	-
Total short-term bank loans		$4,334,400	$2,646,000

(1)	On September 26, 2019, the Company’s subsidiary Jiangxi Universe signed a loan agreement with Jiangxi Luling Rural Commercial Bank (“LRC Bank”) to borrow RMB 8 million (equivalent to $1,176,000) as working capital for one year, with the maturity date on March 31, 2021. The fixed interest rate of the loan was 4.81% per annum. Related parties including Mr. Gang Lai, the Company’s controlling shareholder, and Foshan Shangyu Investment Holding Co., Ltd., an affiliated entity controlled by Mr. Gang Lai, and three unrelated individuals jointly signed a guarantee agreement with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

(2)	On June 19, 2020, the Company’s subsidiary Jiangxi Universe signed a loan agreement with Jiangxi Luling Rural Commercial Bank (“LRC Bank”) to borrow RMB 10 million (equivalent to $1,470,000) as working capital for one year, with the maturity date on June 18, 2021. The fixed interest rate of the loan was 4.81% per annum. There was no guarantee requirement for this loan. The loan was fully repaid upon maturity.

(3)	On June 16, 2021, the Company’s subsidiary Jiangxi Universe signed a loan agreement with Jiangxi Luling Rural Commercial Bank (“LRC Bank”) to borrow RMB 10 million (equivalent to $1,548,000) as working capital for one year, with the maturity date on June 15, 2022. The fixed interest rate of the loan was 4.81% per annum. There was no guarantee requirement for this loan.

(4)

On June 30, 2021, the Company’s subsidiary Jiangxi Universe signed a loan agreement with Bank of Communications to borrow RMB 10 million (equivalent to $1,548,000) as working capital for one year, with the maturity date on June 18, 2022. The fixed interest rate of the loan was 4.5% per annum. Certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, Mr. Gang Lai’s spouse, Mrs. Xing Wu, and the Company’s subsidiary, Universe Trade, jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan.

(5)	On March 18, 2021, the Company’s subsidiary Universe Trade signed a loan agreement with Jiangxi Luling Rural Commercial Bank (“LRC Bank”) to borrow RMB 8 million (equivalent to $1,238,400) as working capital for one year, with the maturity date on March 17, 2022. The fixed interest rate of the loan was 4.81% per annum. There was no guarantee requirement for this loan.

For the above-mentioned loans, the Company recorded a total interest expense of $149,303, $157,528 and $135,717 for the years ended September 30, 2021, 2020 and 2019, respectively.